Income Taxes - Schedule of Income Tax Expense (Details) - PRC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expenses [Line Items]
Current income tax	$ 1,692,244	$ 1,757,948
Deferred income tax	(179,486)	(49,686)
Total Income tax	$ 1,512,758	$ 1,708,262